Cash Flow Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of Cash Flow, Supplemental [Line Items]
Real estate under operating leases transferred from installment loans as a result of real estate collateral acquired from non-recourse loans	¥ 75		¥ 1,373
Assets decreased due to deconsolidation of VIEs	5,218	¥ 1,281	12,805
Liabilities decreased due to deconsolidation of VIEs	18	33	12,265
Property under Facility Operations
Schedule of Cash Flow, Supplemental [Line Items]
Real estate under operating leases transferred from installment loans as a result of real estate collateral acquired from non-recourse loans			28
Property, Plant and Equipment, Other Types
Schedule of Cash Flow, Supplemental [Line Items]
Real estate under operating leases transferred from installment loans as a result of real estate collateral acquired from non-recourse loans	¥ 1	¥ 29	¥ 320